Disclosure of Detailed Information About Intangible Assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	$ 27,499,471	$ 7,956,706
Foreign exchange	365,373	254,366
Disposal of Motorsports	(4,023,146)
Intangible Assets, Balance	24,595,742	27,499,471
Intangible Assets, Amortization, Balance	8,057,149	4,231,978
Amortization	4,740,183	3,601,050
Foreign exchange	272,855	224,121
Disposal of Motorsports	(956,689)
Intangible Assets, Amortization, Balance	12,113,498	8,057,149
Intangible assets other than goodwill	12,482,244	19,442,322
UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		1,530,000
Impairment of UMG	(675,956)
Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		4,800,000
WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		9,430,265
WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		557,709
Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		854,158
LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		2,116,267
SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	1,430,000
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	9,430,265
Foreign exchange
Disposal of Motorsports
Intangible Assets, Balance	9,430,265	9,430,265
Intangible Assets, Amortization, Balance	628,684
Amortization	1,886,053	628,684
Foreign exchange
Disposal of Motorsports
Intangible Assets, Amortization, Balance	2,514,737	628,684
Intangible assets other than goodwill	6,915,528	8,801,581
Patent [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of UMG
Patent [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [member] | WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		9,430,265
Patent [member] | WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [member] | Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [member] | LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Patent [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	1,322,802	760,323
Foreign exchange	16,974	2,479
Disposal of Motorsports
Intangible Assets, Balance	1,073,045	1,322,802
Intangible Assets, Amortization, Balance	793,041	628,277
Amortization	159,843	162,804
Foreign exchange	13,560	1,960
Disposal of Motorsports
Intangible Assets, Amortization, Balance	966,444	793,041
Intangible assets other than goodwill	106,601	529,761
Application platforms [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		560,000
Impairment of UMG	(266,731)
Application platforms [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member] | WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member] | WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member] | Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member] | LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Application platforms [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	10,763,975	5,055,798
Foreign exchange	255,577	180,043
Disposal of Motorsports	(3,598,869)
Intangible Assets, Balance	8,330,683	10,763,975
Intangible Assets, Amortization, Balance	4,909,000	2,634,338
Amortization	1,734,064	2,205,781
Foreign exchange	229,650	68,881
Disposal of Motorsports	(532,412)
Intangible Assets, Amortization, Balance	6,340,302	4,909,000
Intangible assets other than goodwill	1,990,381	5,854,975
Computer software [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Impairment of UMG
Computer software [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		2,000,000
Computer software [member] | WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Computer software [member] | WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		557,709
Computer software [member] | Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		854,158
Computer software [member] | LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		2,116,267
Computer software [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	910,000
Brand [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	2,310,475	1,662,993
Foreign exchange	81,759	37,482
Disposal of Motorsports	(201,627)
Intangible Assets, Balance	2,137,449	2,310,475
Intangible Assets, Amortization, Balance	1,077,491	673,302
Amortization	465,398	375,514
Foreign exchange	34,385	28,675
Disposal of Motorsports	(201,627)
Intangible Assets, Amortization, Balance	1,375,647	1,077,491
Intangible assets other than goodwill	761,802	1,232,984
Brand [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		510,000
Impairment of UMG	(263,158)
Brand [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		100,000
Brand [member] | WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [member] | WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [member] | Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [member] | LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Brand [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	210,000
Customer lists and contracts [member]
IfrsStatementLineItems [Line Items]
Intangible Assets, Balance	3,671,954	477,592
Foreign exchange	11,063	34,362
Disposal of Motorsports	(222,650)
Intangible Assets, Balance	3,624,300	3,671,954
Intangible Assets, Amortization, Balance	648,933	296,061
Amortization	494,825	228,267
Foreign exchange	(4,740)	124,605
Disposal of Motorsports	(222,650)
Intangible Assets, Amortization, Balance	916,368	648,933
Intangible assets other than goodwill	2,707,932	3,023,021
Customer lists and contracts [member] | UMG [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		460,000
Impairment of UMG	(146,067)
Customer lists and contracts [member] | Frankly [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik		2,700,000
Customer lists and contracts [member] | WinView [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [member] | WTF one [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [member] | Driver DB [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [member] | LetsGo racing [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik
Customer lists and contracts [member] | SideQiK [member]
IfrsStatementLineItems [Line Items]
Acquisition of SideQik	$ 310,000